UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23417

X-Square Balanced Fund, LLC

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II, 90 Carr. 165, Suite 803,

Guaynabo, Puerto Rico 000968

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 282-1621

X-Square Capital, LLC

Centro Internacional de Mercadeo II, 90 Carr 165, Suite 803

Guaynabo, Puerto Rico 00968

(Name and Address of Agent for Service)

With a copy to:

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215 (Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 – December 31, 2024

Item 1.	Report to Shareholders.

(a)

X-SQUARE BALANCED FUND

Class A : SQBFX

ANNUAL SHAREHOLDER REPORT - December 31, 2024

Fund Overview

This annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - A	$274	2.66%

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains during the fiscal year ended December 31, 2024 while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 15.51% for the period. Although the year was great for most risk assets, bouts of volatility, especially during summer, rippled throughout markets on a global scale. All three main indices in the U.S., the S&P500 Index (“SPX”), the Nasdaq Composite Index (“Nasdaq”), and the Dow Jones Industrial Average Index (“Dow”) delivered double-digit gains. The Federal reserve (the “Fed”) delivered its first-rate cuts since 2020, after decades of the most aggressive tightening campaign. As the new government begins implementing new policy, markets will adjust and discount those into the future. One of the most controversial tools being discussed are the tariffs, which market participants are trying to figure out how these might impact inflation. We expect 2025 to be a positive year for both equities and bonds should the consumer keep its resiliency and inflation resumes its downtrend.

How did the Fund perform since inception?

The X- Square Balanced Fund - A Fund returned 12.70% for the period November 1, 2019 to December 31, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 25.02%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $14,632	Class A - Load - $14,082	S&P 500 Total Return Index - $34,254	60% S&P 500 and 40% Bloomberg US Aggregate - $22,651
12/31/24	$14,632	$14,082	$20,830	$15,673
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/19	$10,370	$9,981	$10,573	$10,343
11/1/19	$10,000	$9,625	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	12.70%	7.13%	7.65%
Class A - Load	8.47%	6.32%	6.85%
S&P 500 Total Return Index	25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate	15.04%	8.67%	9.09%

FUND STATISTICS

  Total Net Assets$60,177,441
  # of Portfolio Holdings79
  Portfolio Turnover Rate 20%
  Advisory Fees Paid$535,596

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.07%
5-10 Years	2.43%
No Maturity	4.31%
> 10 Years	26.59%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	6.57%
Ginnie Mae II Pool, 2.00%, 10/20/2051	6.42%
Ginnie Mae II Pool, 2.00%, 11/20/2051	5.71%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.14%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.43%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.42%
Ginnie Mae II Pool, 2.50%, 03/20/2050	2.33%
United States Treasury Bill, 0.56%, 01/09/2025	2.32%
Walmart, Inc.	2.20%
AppLovin Corp.	2.10%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS A : SQBFX

ANNUAL SHAREHOLDER REPORT - December 31, 2024

98401X106–A–12312024

X-SQUARE BALANCED FUND

Class C : SQCBX

ANNUAL SHAREHOLDER REPORT - December 31, 2024

Fund Overview

This annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - C	$360	3.50%

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains during the fiscal year ended December 31, 2024 while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 15.51% for the period. Although the year was great for most risk assets, bouts of volatility, especially during summer, rippled throughout markets on a global scale. All three main indices in the U.S., the S&P500 Index (“SPX”), the Nasdaq Composite Index (“Nasdaq”), and the Dow Jones Industrial Average Index (“Dow”) delivered double-digit gains. The Federal reserve (the “Fed”) delivered its first-rate cuts since 2020, after decades of the most aggressive tightening campaign. As the new government begins implementing new policy, markets will adjust and discount those into the future. One of the most controversial tools being discussed are the tariffs, which market participants are trying to figure out how these might impact inflation. We expect 2025 to be a positive year for both equities and bonds should the consumer keep its resiliency and inflation resumes its downtrend.

How did the Fund perform since inception?

The X- Square Balanced Fund - C Fund returned 11.68% for the period November 1, 2019 to December 31, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 25.02%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $14,056	Class C - Load - $14,056	S&P 500 Total Return Index - $34,254	60% S&P 500 and 40% Bloomberg US Aggregate - $22,651
12/31/24	$14,056	$14,056	$20,830	$15,673
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/19	$10,350	$10,350	$10,573	$10,343
11/1/19	$10,000	$10,000	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	11.68%	6.31%	6.82%
Class C - Load	10.68%	6.31%	6.82%
S&P 500 Total Return Index	25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate	15.04%	8.67%	9.09%

FUND STATISTICS

  Total Net Assets$60,177,441
  # of Portfolio Holdings79
  Portfolio Turnover Rate 20%
  Advisory Fees Paid$535,596

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.07%
5-10 Years	2.43%
No Maturity	4.31%
> 10 Years	26.59%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	6.57%
Ginnie Mae II Pool, 2.00%, 10/20/2051	6.42%
Ginnie Mae II Pool, 2.00%, 11/20/2051	5.71%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.14%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.43%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.42%
Ginnie Mae II Pool, 2.50%, 03/20/2050	2.33%
United States Treasury Bill, 0.56%, 01/09/2025	2.32%
Walmart, Inc.	2.20%
AppLovin Corp.	2.10%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - CLASS C : SQCBX

ANNUAL SHAREHOLDER REPORT - December 31, 2024

98401X205–A–12312024

X-SQUARE BALANCED FUND

Institutional : SQBIX

ANNUAL SHAREHOLDER REPORT - December 31, 2024

Fund Overview

This annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$247	2.39%

How did the Fund perform last year?

The X-Square Balanced Fund (the “Fund”) registered net gains during the fiscal year ended December 31, 2024 while the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index) gained 15.51% for the period. Although the year was great for most risk assets, bouts of volatility, especially during summer, rippled throughout markets on a global scale. All three main indices in the U.S., the S&P500 Index (“SPX”), the Nasdaq Composite Index (“Nasdaq”), and the Dow Jones Industrial Average Index (“Dow”) delivered double-digit gains. The Federal reserve (the “Fed”) delivered its first-rate cuts since 2020, after decades of the most aggressive tightening campaign. As the new government begins implementing new policy, markets will adjust and discount those into the future. One of the most controversial tools being discussed are the tariffs, which market participants are trying to figure out how these might impact inflation. We expect 2025 to be a positive year for both equities and bonds should the consumer keep its resiliency and inflation resumes its downtrend.

How did the Fund perform since inception?

The X- Square Balanced Fund - Institutional Fund returned 12.96% for the period November 1, 2019 to December 31, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 25.02%  return for the same time period. Please see below tables for additional indexes.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Institutional - $14,827	S&P 500 Total Return Index - $34,254	60% S&P 500 and 40% Bloomberg US Aggregate - $22,651
12/31/24	$14,827	$20,830	$15,673
6/30/24	$13,951	$19,209	$14,808
12/31/23	$13,126	$16,662	$13,623
6/30/23	$12,155	$15,422	$12,829
12/31/22	$11,401	$13,193	$11,578
6/30/22	$11,031	$12,896	$11,533
12/31/21	$12,761	$16,111	$13,748
6/30/21	$12,620	$14,427	$12,849
12/31/20	$11,650	$12,518	$11,866
6/30/20	$10,270	$10,247	$10,445
12/31/19	$10,370	$10,573	$10,343
11/1/19	$10,000	$10,000	$10,000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Balanced Fund	1 Year	5 Year	Since Inception
Institutional (Incep. November 1, 2019)	12.96%	7.41%	7.92%
S&P 500 Total Return Index	25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate	15.04%	8.67%	9.09%

FUND STATISTICS

  Total Net Assets$60,177,441
  # of Portfolio Holdings79
  Portfolio Turnover Rate 20%
  Advisory Fees Paid$535,596

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	0.07%
5-10 Years	2.43%
No Maturity	4.31%
> 10 Years	26.59%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Ginnie Mae II Pool, 2.00%, 08/20/2051	6.57%
Ginnie Mae II Pool, 2.00%, 10/20/2051	6.42%
Ginnie Mae II Pool, 2.00%, 11/20/2051	5.71%
Ginnie Mae II Pool, 2.00%, 12/20/2051	3.14%
U.S. Treasury Bond, 2.75%, 08/15/2032	2.43%
Ginnie Mae II Pool, 2.50%, 10/20/2051	2.42%
Ginnie Mae II Pool, 2.50%, 03/20/2050	2.33%
United States Treasury Bill, 0.56%, 01/09/2025	2.32%
Walmart, Inc.	2.20%
AppLovin Corp.	2.10%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://xsquarecapital.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: info@xsquarecapital.com

X-SQUARE BALANCED FUND - INSTITUTIONAL : SQBIX

ANNUAL SHAREHOLDER REPORT - December 31, 2024

98401X304–A–12312024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 13(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Managers (“Board”) of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board has designated Ramon Ponte and Luis Roig as the Registrant’s Audit Committee Financial Experts. Mr. Ponte and Roig are “independent” as that term is defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. The aggregate fees billed for each of the last two fiscal years for professional services rendered by Kevane Grant Thornton, LLP for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $46,400 and $49,900 for fiscal year ended December 31, 2023 and fiscal year ended December 31, 2024, respectively.

(b)	Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by Kevane Grant Thornton, LLP that are reasonably related to the performance of the audit of the Fund’s financial statements were $0 and $0 for the fiscal years ended December 31, 2023 and fiscal year ended December 31, 2024, respectively.

(c)	Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning. The aggregate fees billed in each of the last two fiscal years for professional services rendered by Kevane Grant Thornton, LLP for tax compliance were $6,700 and $6,700 for the fiscal years ended December 31, 2023 and fiscal year ended December 31, 2024, respectively.

(d)	All Other Fees: No fees were billed by Kevane Grant Thornton, LLP for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above for the fiscal years ended December 31, 2023 and fiscal year ended December 31, 2024, respectively.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's Audit Committee.

(2) No services described in paragraphs (b) and (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to Registrant.

(b)	Not applicable to Registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

X-SQUARE BALANCED FUND, LLC

First Mutual Fund in Puerto Rico Registered with the SEC

TICKER	SHARE CLASS
SQBFX	Class A
SQCBX	Class C
SQBIX	Institutional Class

X² CAPITAL

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

December 31, 2024

X-Square Balanced Fund

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Annual Report | December 31, 2024	1

X-Square Balanced Fund	Schedule of Investments

December 31, 2024

Description	Shares	Value
COMMON STOCKS (65.81%)
COMMUNICATIONS (7.18%)
Alphabet, Inc., Class C	4,852	$924,015
AppLovin Corp., Class A(a)	3,900	1,262,937
Booking Holdings, Inc.	92	457,095
Expedia Group, Inc.(a)	2,556	476,259
Meta Platforms, Inc., Class A	1,699	994,781
Zillow Group, Inc., Class C(a)	2,688	199,046
		4,314,133
CONSUMER DISCRETIONARY (15.68%)
Amazon.com, Inc.(a)	3,128	686,252
Chipotle Mexican Grill, Inc.(a)	10,755	648,527
Copart, Inc.(a)	14,863	852,988
Domino's Pizza, Inc.	598	251,016
Home Depot, Inc.	1,470	571,815
Lennar Corp., Class A	4,812	656,212
MercadoLibre, Inc.(a)	390	663,172
PulteGroup, Inc.	7,635	831,452
RH(a)	1,744	686,421
Skechers USA, Inc., Class A(a)	10,773	724,377
Tesla, Inc.(a)	3,100	1,251,904
TJX Cos., Inc.	7,582	915,981
Tractor Supply Co.	13,280	704,637
		9,444,754
CONSUMER STAPLES (6.36%)
Altria Group, Inc.	9,970	521,331
Costco Wholesale Corp.	1,186	1,086,696
Dollar General Corp.	2,771	210,097
Philip Morris International, Inc.	5,604	674,442
Walmart, Inc.	14,678	1,326,157
		3,818,723
ENERGY (5.36%)
EOG Resources, Inc.	3,709	454,649
Expand Energy Corp.	6,008	598,096
New Fortress Energy, Inc.	13,487	203,923
Occidental Petroleum Corp.	16,800	830,089

See Notes to Financial Statements.

2	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments

December 31, 2024

Description	Shares	Value
ENERGY (continued)
Suncor Energy, Inc.	31,958	$1,140,262
		3,227,019
FINANCIALS (8.70%)
Ally Financial, Inc.	10,226	368,238
Berkshire Hathaway, Inc., Class B(a)	1,863	844,460
Chubb, Ltd.	2,705	747,392
Coinbase Global, Inc.(a)	1,250	310,375
Intercontinental Exchange, Inc.	1,661	247,506
JPMorgan Chase & Co.	3,617	867,031
MarketAxess Holdings, Inc.	1,270	287,071
Mastercard, Inc., Class A	1,197	630,304
OFG Bancorp	3,525	149,178
PayPal Holdings, Inc.(a)	5,700	486,495
Truist Financial Corp.	6,725	291,731
		5,229,781
HEALTH CARE (2.38%)
AbbVie, Inc.	1,895	336,742
Amgen, Inc.	2,068	539,004
Bausch Health Cos., Inc.(a)	11,163	89,974
Johnson & Johnson	3,213	464,663
		1,430,383
INDUSTRIALS (8.47%)
Fastenal Co.	8,578	616,844
Generac Holdings, Inc.(a)	3,026	469,181
General Dynamics Corp.	2,680	706,153
Lockheed Martin Corp.	1,298	630,750
RXO, Inc.(a)	7,823	186,500
TransDigm Group, Inc.	549	695,737
United Rentals, Inc.	1,439	1,013,689
XPO, Inc.(a)	5,977	783,884
		5,102,738
MATERIALS (2.95%)
Freeport-McMoRan, Inc.	9,256	352,468
Glencore PLC, ADR	56,971	497,357
Rio Tinto PLC, ADR	4,851	285,287

See Notes to Financial Statements.

Annual Report | December 31, 2024	3

X-Square Balanced Fund	Schedule of Investments

December 31, 2024

Description	Shares	Value
MATERIALS (continued)
Tecnoglass, Inc.	5,545	$439,829
Vale SA, ADR	22,795	202,192
		1,777,133
TECHNOLOGY (8.73%)
Advanced Micro Devices, Inc.(a)	5,639	681,134
Akamai Technologies, Inc.(a)	3,288	314,497
Booz Allen Hamilton Holding Corp.	1,902	244,787
Fortinet, Inc.(a)	6,767	639,346
Garmin, Ltd.	4,034	832,053
Micron Technology, Inc.	7,123	599,472
Oracle Corp.	2,400	399,936
Palantir Technologies, Inc., Class A(a)	10,900	824,367
Shopify, Inc., Class A(a)	5,244	557,595
SolarWinds Corp.	11,606	165,386
		5,258,573

TOTAL COMMON STOCKS (Cost $29,616,075)		39,603,237

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (26.59%)

Residential (26.59%)
Ginnie Mae II Pool, Series MA6540 - 2021 03/20/50, 2.50%	$1,673,872	$1,404,881
Ginnie Mae II Pool, Series MA7533 - 2021 08/20/51, 2.00%	4,937,714	3,953,364
Ginnie Mae II Pool, Series MA7648 - 2021 10/20/51, 2.00%	4,822,044	3,860,730
Ginnie Mae II Pool, Series MA7704 - 2021 11/20/51, 2.00%	4,292,845	3,437,019
Ginnie Mae II Pool, Series MA7766 - 2021 12/20/51, 2.00%	2,360,758	1,890,101

See Notes to Financial Statements.

4	www.xsquarecapital.com

X-Square Balanced Fund	Schedule of Investments

December 31, 2024

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Ginnie Mae II Pool, Series 785657 - 2021 10/20/51, 2.50%	$1,752,198	$1,453,481

TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,590,233)		15,999,576

GOVERNMENT BONDS (2.71%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,463,269
U.S. Treasury Notes
01/31/25, 1.38%	126,500	126,202
10/31/26, 1.63%	45,600	43,517
		169,719

TOTAL GOVERNMENT BONDS (Cost $1,695,074)		1,632,988

SHORT-TERM INVESTMENTS (4.10%)
U.S. Treasury Bills
01/09/25, 0.56%	1,400,000	1,398,854
02/20/25, 2.66%	725,000	720,879
03/20/25, 3.75%	350,000	346,873
		2,466,606

TOTAL SHORT-TERM INVESTMENTS (Cost $2,466,023)		2,466,606

TOTAL INVESTMENTS (99.21%) (Cost $50,367,405)		59,702,407
Other Assets In Excess Of Liabilities (0.79%)		475,034
NET ASSETS (100.00%)		$60,177,441

(a)	Non-income producing security.

See Notes to Financial Statements.

Annual Report | December 31, 2024	5

X-Square Balanced Fund	Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments, at fair value (Cost $50,367,405)	$59,702,407
Cash	369,129
Dividend and interest receivable	85,531
Capital shares sold receivable	178,619
Prepaid expenses and other assets	29,181
Total Assets	60,364,867

LIABILITIES:
Accrued chief compliance officer fees payable	3,233
Payable due to advisor	55,012
Accrued fund investment and administration fees payable	2,558
Accrued distribution fees payable	16,005
Accrued professional fees payable	36,666
Accrued trustees' fees payable	7,501
Capital shares redeemed payable	39,013
Other payables and accrued expenses	27,438
Total Liabilities	187,426
Net Assets	$60,177,441

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$50,240,540
Total distributable earnings/(deficit)	9,936,901
Net Assets	$60,177,441

See Notes to Financial Statements.

6	www.xsquarecapital.com

X-Square Balanced Fund	Statement of Assets and Liabilities

December 31, 2024

NET ASSET VALUE
Class A:
Net assets	$51,343,071
Shares outstanding (unlimited shares authorized, no par value)	3,763,878
Net Asset Value per Share	$13.64
Maximum offering price per share (NAV/0.945, based on maximum sales charge of 5.50% of the offering price)	$14.43
Class C:
Net assets	$5,600,598
Shares outstanding (unlimited shares authorized, no par value)	428,044
Net Asset Value per Share	$13.08
Institutional Class:
Net assets	$3,233,772
Shares outstanding (unlimited shares authorized, no par value)	233,765
Net Asset Value per Share	$13.83

See Notes to Financial Statements.

Annual Report | December 31, 2024	7

X-Square Balanced Fund	Statement of Operations

For the Year Ended December 31, 2024

INVESTMENT INCOME:
Dividends (net of foreign withholding tax $12,181)	$539,221
Interest	831,278
Total Investment Income	1,370,499

EXPENSES:
Investment advisory fee (see Note 4)	535,596
Fund accounting, administration and compliance fees	220,359
Distribution fees
Class A	113,883
Class C	54,605
Professional fees	95,090
Trustees' fees and expenses	36,000
Transfer agent fees	57,177
Interest expense on credit facility	1,000
Recoupment of previously waived fees
Class A	269,347
Class C	36,985
Institutional Class	14,704
Other expenses	31,698
Total Expenses	1,466,444
Less fees reimbursed by Adviser (See Note 4)	–
Net Expenses	1,466,444
Net Investment Loss	(95,945)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	1,219,284
Foreign currency transactions	(251)
Net realized gain:	1,219,033
Change in unrealized appreciation/(depreciation) on:
Investment securities	5,012,136
Foreign currency transactions	15
Net change in unrealized appreciation/ (depreciation)	5,012,151
Net Realized and Unrealized Gain on Investments	6,231,184
Net Increase in Net Assets Resulting from Operations	$6,135,239

See Notes to Financial Statements.

8	www.xsquarecapital.com

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
FROM OPERATIONS:
Net investment loss	$(95,945)	$(165,254)
Net realized gain/(loss)	1,219,033	(173,202)
Net change in unrealized appreciation	5,012,151	5,635,080
Net Increase in Net Assets from Operations	6,135,239	5,296,624

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A:	(107,501)	–
Class C:	(13,927)	–
Institutional Class:	(5,405)	–
From return of capital
Class A:	(706,261)	(649,532)
Class C:	(87,913)	(93,638)
Institutional Class:	(38,915)	(31,980)
Net Decrease in Net Assets from Distributions to Shareholders	(959,922)	(775,150)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A:	15,648,093	5,594,255
Class C:	1,145,000	334,500
Institutional Class:	1,344,435	383,800
Reinvestment of distributions
Class A:	541,898	413,261
Class C:	46,956	41,727
Institutional Class:	27,978	24,922
Cost of shares redeemed
Class A:	(5,222,871)	(2,941,433)
Class C:	(853,573)	(286,672)
Institutional Class:	(226,916)	(170,056)
Redemption fees
Class A:	686	–
Class C:	102	–
Institutional Class:	–	620
Net Increase from Capital Share Transactions	12,451,788	3,394,924
Net Increase in Net Assets	$17,627,105	$7,916,398

See Notes to Financial Statements.

Annual Report | December 31, 2024	9

X-Square Balanced Fund	Statements of Changes in Net Assets

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
NET ASSETS:
Beginning of period	42,550,336	34,633,938
End of period	$60,177,441	$42,550,336

OTHER INFORMATION:
Capital Share Transactions:
Class A:
Beginning shares	2,912,534	2,645,402
Shares sold	1,197,691	487,050
Shares issued as reinvestment of dividends	41,883	36,406
Shares redeemed	(388,230)	(256,324)
Ending Shares	3,763,878	2,912,534
Class C:
Beginning shares	400,200	392,989
Shares sold	90,762	29,552
Shares issued as reinvestment of dividends	3,772	3,779
Shares redeemed	(66,690)	(26,120)
Ending Shares	428,044	400,200
Institutional Class:
Beginning shares	148,239	127,916
Shares sold	100,314	32,966
Shares issued as reinvestment of dividends	2,138	2,176
Shares redeemed	(16,926)	(14,819)
Ending Shares	233,765	148,239

See Notes to Financial Statements.

10	www.xsquarecapital.com

X-Square Balanced Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$12.33	$10.97	$12.57	$11.61	$10.37
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.04)	(0.07)	(0.20)	(0.14)
Net realized and unrealized gain/(loss) on investments	1.56	1.64	(1.29)	1.28	1.38
Net increase/(decrease) in Net Asset Value	1.55	1.60	(1.36)	1.08	1.24

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.03)	–	–	(0.12)	–
From return of capital	(0.21)	(0.24)	(0.24)	–	–
Total Distributions to Common Shareholders	(0.24)	(0.24)	(0.24)	(0.12)	–

Net asset value per share - end of period	$13.64	$12.33	$10.97	$12.57	$11.61

Total Investment Return - Net Asset Value(b)	12.70%	14.79%	(10.88%)	9.31%	11.96%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$51,343	$35,924	$29,014	$26,262	$8,756
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.66%	2.75%	2.75%	2.75%	2.75%

See Notes to Financial Statements.

Annual Report | December 31, 2024	11

X-Square Balanced Fund – Class A	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.66%	2.80%	3.28%	3.50%	13.07%
Ratio of net investment loss to average net assets	(0.11%)	(0.37%)	(0.59%)	(1.59%)	(1.26%)
Portfolio turnover rate	19.58%	30.18%	51.37%	18.40%	20.14%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

12	www.xsquarecapital.com

X-Square Balanced Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$11.94	$10.70	$12.36	$11.50	$10.35
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)	(0.12)	(0.15)	(0.29)	(0.21)
Net realized and unrealized gain/(loss) on investments	1.50	1.60	(1.27)	1.27	1.36
Net increase/(decrease) in Net Asset Value	1.38	1.48	(1.42)	0.98	1.15

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.03)	–	–	(0.12)	–
From return of capital	(0.21)	(0.24)	(0.24)	–	–
Total Distributions to Common Shareholders	(0.24)	(0.24)	(0.24)	(0.12)	–

Net asset value per share - end of period	$13.08	$11.94	$10.70	$12.36	$11.50

Total Investment Return - Net Asset Value(b)	11.68%	14.03%	(11.56%)	8.53%	11.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$5,601	$4,778	$4,205	$4,345	$1,431
Ratio of actual expenses to average net assets including fee waivers and reimbursements	3.50%	3.50%	3.50%	3.50%	3.50%

See Notes to Financial Statements.

Annual Report | December 31, 2024	13

X-Square Balanced Fund – Class C	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	3.50%	3.55%	4.02%	4.23%	14.81%
Ratio of net investment loss to average net assets	(0.94%)	(1.12%)	(1.35%)	(2.34%)	(1.95%)
Portfolio turnover rate	19.58%	30.18%	51.37%	18.40%	20.14%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

14	www.xsquarecapital.com

X-Square Balanced Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$12.47	$11.06	$12.63	$11.65	$10.37
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.02	(0.01)	(0.04)	(0.17)	(0.11)
Net realized and unrealized gain/(loss) on investments	1.58	1.66	(1.29)	1.27	1.39
Net increase/(decrease) in Net Asset Value	1.60	1.65	(1.33)	1.10	1.28

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.03)	–	–	(0.12)	–
From return of capital	(0.21)	(0.24)	(0.24)	–	–
Total Distributions to Common Shareholders	(0.24)	(0.24)	(0.24)	(0.12)	–

Net asset value per share - end of period	$13.83	$12.47	$11.06	$12.63	$11.65

Total Investment Return - Net Asset Value(b)	12.96%	15.13%	(10.59%)	9.45%	12.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$3,234	$1,849	$1,414	$1,590	$1,035
Ratio of actual expenses to average net assets including fee waivers and reimbursements	2.39%	2.50%	2.50%	2.50%	2.50%

See Notes to Financial Statements.

Annual Report | December 31, 2024	15

X-Square Balanced Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	2.39%	2.55%	3.01%	3.37%	12.00%
Ratio of net investment income/(loss) to average net assets	0.15%	(0.12%)	(0.36%)	(1.37%)	(1.00%)
Portfolio turnover rate	19.58%	30.18%	51.37%	18.40%	20.14%

(a)	Calculated using average shares outstanding.
(b)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

See Notes to Financial Statements.

16	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2024

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC (the “Adviser”). The Fund is a related party to the Adviser.

Subject to certain exceptions, investments in Class C shares are subject to a 1.00% contingent deferred sales charge if shares are sold within 12 months of purchase. The contingent deferred sales charge is expected to be calculated based on the lesser of the offering price and market value of shares being sold.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Portfolio Valuation: The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Managers (“the Board”) using a variety of pricing techniques and methodologies.

Annual Report | December 31, 2024	17

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2024

The market price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

18	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2024

Cash and Cash Equivalents: Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Interest income is recorded on an accrual basis.

Expenses: Some expenses of the Fund can be directly attributed to a Fund specific share class. Expenses that cannot be directly attributed are apportioned among all share classes based on average net assets. Expenses are recognized when incurred.

Income Taxes: The Fund is taxed under the dispositions applicable to Registered Investment Companies established by the Puerto Rico Internal Revenue Code of 2011, as amended ("the Code"), its regulations and the administrative pronouncements promulgated thereunder. The Code states that every registered investment company will be exempt from Puerto Rico income tax for a taxable year if it distributes to its stockholders at least 90% of its net income for such taxable year. The Fund intends to meet the 90% distribution requirement on a yearly basis to maintain the income tax exemption.

For U.S. federal income taxes, the Fund will be treated as a foreign corporation not engaged in a trade or business in the United States for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”) and does not intend to derive income treated as effectively connected with a trade or business in the United States. As a foreign corporation not engaged in a trade or business in the United States, the Fund will only be subject to United States federal income taxes if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund will be subject to withholding of United States federal income tax at a 30% gross rate on such U.S. source income (not including interest received by the Fund on certain registered obligations).

Temporary differences between book-basis and tax-basis components of total distributable earnings arise when certain items, of income gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of period end, the tax-basis component of total distributable earnings are detailed as follows:

Undistributed ordinary loss:	($617,210)
Undistributed capital gains:	$1,219,109
Unrealized appreciation:	$9,335,002

The Puerto Rico income tax basis of the Fund's investments at December 31, 2024, was $50,367,405, and net unrealized appreciation for income tax purposes was $9,335,002 (gross unrealized appreciation $11,782,873; gross unrealized depreciation $2,447,871).

Annual Report | December 31, 2024	19

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2024

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund's 2023 tax returns. The Fund identifies its major tax jurisdictions as Commonwealth of Puerto Rico; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Fund remains subject to income tax examinations for its PR income taxes generally for the years 2019 through 2024.

The Fund distributed to shareholders $833,088 as a return of capital and $126,833 as distributed income for the year ended December 31, 2024.

Indemnification: The Fund indemnifies its officers and managers for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

20	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2024

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$39,603,237	$–	$–	$39,603,237
Government Bonds	1,632,988	–	–	1,632,988
Mortgage-Backed Securities	–	15,999,576	–	15,999,576
Short-Term Investments	2,466,606	–	–	2,466,606
Total	$43,702,831	$15,999,576	$–	$59,702,407

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at December 31, 2024. There were no transfers in or out from Level 3 as of and for the year ended December 31, 2024.

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 1.00% of its average daily net assets.

The Adviser, a related party to the Fund, pursuant to an Amended and Restated Expense Reimbursement Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until one year from the date of the Fund’s prospectus (through April 30, 2025), to ensure that Net Annual Operating Expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) will not exceed 2.75%, 3.50% and 2.50% of the Fund’s average daily net assets, respectively for Class A, Class C and Institutional Class Shares, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the Agreement described above to the extent that the Fund expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. This Agreement will renew automatically for periods of one year (each such one year period, a “Renewal Year”). This Agreement may be terminated, as to any succeeding Renewal Year, by either party upon 60 days’ written notice prior to the end of the then current Renewal Year. Notwithstanding the foregoing, this Agreement may be terminated by the Fund’s Board of Managers at any time if it determines that such termination is in the best interest of the Fund and its Members. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board of Managers.

Annual Report | December 31, 2024	21

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2024

As of December 31, 2024, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

	Expiring in 2025	Expiring in 2026	Expiring in 2027
Class A	$–	$–	$–
Class C	$–	$1,824	$–
Institutional	$–	$–	$–

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year with respect to Class A Shares, 0.00% with respect to Institutional Class shares and 1.00% with respect to Class C shares. The Class C distribution fee includes a distribution fee of up to 0.75% and a service fee of up to 0.25%.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares.

Administration, Bookkeeping and Pricing Agreement

ALPS Fund Services, Inc. (“ALPS”) serves as the administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with ALPS administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement, ALPS will provide operational services to the Fund including, but not limited to fund accounting and fund administration and generally assist in the Fund operations.

Transfer Agency Agreement

ALPS also serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, ALPS is responsible for maintaining all shareholder records of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Investment transactions for the year ended December 31, 2024, excluding U.S. Government Obligations and short-term investments, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$20,399,852	$5,157,354

22	www.xsquarecapital.com

X-Square Balanced Fund	Notes to Financial Statements and Financial Highlights

December 31, 2024

Purchases and sales of U.S. Government Obligations for the year ended December 31, 2024, were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$—	$5,208,758

NOTE 7 — LINE OF CREDIT

As of December 31, 2024, the Fund had secured a bank line of credit through U.S. Bank, subject to the limitations of the 1940 Act for borrowings. As of the year ended December 31, 2024, the Fund had no outstanding borrowings.

NOTE 8 — RISKS AND UNCERTAINTIES

The ongoing war in Ukraine posses a risk to global stability. Supply chains including crops such as wheat could be further disrupted by the conflict, thus putting incremental pressure on prices. In addition, energy security and markets will continue to experience instability as Ukraine is a major gas corridor and Russia supplies more than 10% of global energy consumption. The net result of this environment is inflation which has a negative impact on margins, consumption and Central Bank reaction function which is to deliver higher rates for longer.

NOTE 9 — SUBSEQUENT EVENTS

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Annual Report | December 31, 2024	23

X-Square Balanced Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers of X-Square Balanced Fund, LLC:

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of X-Square Balanced Fund, LLC (“the Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for the two years in the period ended December 31, 2024, and the financial highlights for each of the four years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the four years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America. The Fund’s financial highlights for the year ended December 31, 2020, were audited by other auditors whose report dated February 24, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

Kevane Grant Thornton, LLP San Juan, Puerto Rico, February 21, 2025.

24	www.xsquarecapital.com

X-Square Balanced Fund	Managers and Officers

December 31, 2024 (Unaudited)

Overall responsibility for management of the Fund rests with the members of the Board (the “Managers”), who are elected by the shareholders of the Fund, unless appointed to fill a vacancy in accordance with the limited liability company agreement of the Fund and the 1940 Act. The Fund is managed by the Board in accordance with the laws of the Commonwealth of Puerto Rico. There are currently three (3) Managers, two (2) of whom are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Managers”). The Managers, in turn, elect the officers of the Fund to supervise actively its day-to-day operations.

The following table lists each Manager, his or her year of birth, position with the Fund, principal occupations during the past five years, and other directorships. Each Manager oversees the Fund. There is no defined term of office, and each Manager serves until the earlier of his resignation, retirement, removal, death, or the election of a qualified successor. Each Manager’s address is c/o X-Square Balanced Fund, Centro Internacional de Mercadeo II, 90 Carr. 165, Suite 803, Guaynabo, Puerto Rico 00968.

INDEPENDENT MANAGERS

Name, Address and YOB	Positions Held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Manager	Other Directorships held by Manager During Last Five Years
Luis Roig (1959)	Manager since June 2019	Managing Director and CFO, Santander Securities LLC from 2013 until 2016; Chief Financial Officer, Americas Leading Finance LLC since 2016.	2	Director of X-Square Series Trust since 2022
Denisse Rodriguez (1984)	Manager since March 2022	Executive Director, Puerto Rico Science Technology & Research Trust, since 2015.	2	Director of X-Square Series Trust since 2022
Ramon Ponte (1958)	Manager since March 2022	Consultant, Self-Employed, since 2011; Fund Director of Intellectus Foundation since May 2020; Director and Chair of the Puerto Rico CPA Society Foundation since November 2019; and Director and Audit Committee Chair of Bancredito International Bank from May 2014 to January 2023	2	Puerto Rico CPA Foundation, Fundacion Intellectus and Director of X-Square Series Trust since 2022.

Annual Report | December 31, 2024	25

X-Square Balanced Fund	Managers and Officers

  December 31, 2024 (Unaudited)

INTERESTED MANAGERS

Name, Address and YOB	Positions Held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During Last Five Years
Ignacio Canto** (1983)	President, since 2019	President of X-Square Capital, LLC since 2013.	2	Director of X2 Alternative Dividend Alpha Fund, Inc. and Interested Trustee of X-Square Series Trust

*	The “Fund Complex”consists of the Fund and of all the series of the X-Square Series Trust.
**	An “interested person,” as defined by the 1940 Act. Mr. Canto is deemed to be an “interested” Manager because he is the owner of all membership interests of the Adviser and also serves as its President, Treasurer and sole director.

26	www.xsquarecapital.com

X-Square Balanced Fund	Managers and Officers

December 31, 2024 (Unaudited)

OFFICERS
Name, Address and YOB	Position/Term of Office*	Principal Occupation During the Past Five Years
Ignacio Canto (1983)	President since January 2019	President of X-Square Capital, LLC since 2013.
Cristina Perez (1976)	Treasurer since May 2022	Chief Compliance Officer and Head of Operations at X-Square Capital since 2022. Banco Popular de Puerto Rico Mutual Fund’s Administration from 1999-2022.Treasurer of the X-Square Municipal Income ETF since May 2023.
Gabriel Medina (1989)	Secretary since January 2019	Portfolio Manager of X-Square Capital, LLC since 2018. Chief Compliance Officer of X-Square Capital, LLC from 2015 to 2018. Secretary of the X-Square Municipal Income ETF since May 2023.
Jerald F. Wirzman (1963)	Chief Compliance Officer since 2024	Mr. Wirzman has been the Chief Compliance Officer for the Fund since 2024. Mr. Wirzman currently serves as Assistant Vice President and Compliance Manager at SS&C Registered Fund Services. Prior to joining SS&C/ALPS in 2021, Mr. Wirzman served as Director of Compliance of Prudential Insurance Company of America beginning in February 2007. During his time at Prudential, Mr. Wirzman served as the Chief Compliance Officer to the Prudential Retirement and Annuity Company’s Registered Insurance Retirement Products division. Prior to Prudential, Mr. Wirzman was a Vice President of Compliance at Goldman Sachs Asset Management and Goldman Sachs Hedge Fund Strategies.

Annual Report | December 31, 2024	27

X-Square Balanced Fund	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Not applicable for this reporting period.

28	www.xsquarecapital.com

X-Square Balanced Fund	Item 9 – Proxy Disclosures for Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Not applicable for this reporting period.

Annual Report | December 31, 2024	29

X-Square Balanced Fund	Item 10 – Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

December 31, 2024 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

The following chart provides certain information about the Trustee fees paid by the Fund for the year ended December 31, 2024:

	Aggregate Regular Compensation From the Fund	Aggregate Special Compensation From the Fund	Total Compensation From the Fund
Ramon Ponte	$12,000	$–	$12,000
Denisse Rodriguez	$6,000	$–	$6,000
Luis R. Roig Hosta	$12,000	$–	$12,000
Total	$30,000	$–	$30,000

30	www.xsquarecapital.com

X-Square Balanced Fund	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

December 31, 2024 (Unaudited)

Not applicable for this reporting period.

Annual Report | December 31, 2024	31

CONNECT WITH US

www.xsquarecapital.com

info@xsquarecapital.com

(787) 282-1621

90 Carr 165, Suite 803
Centro Internacional de Mercadeo II
Guaynabo, PR 00968

Must be accompanied or preceded by a Prospectus. ALPS Distributors, Inc. is the Distributor for the X-Square Balanced Fund.

SCAN ME

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to Registrant during the reporting period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer required by Item 2 of Form N-CSR, is incorporated by reference to Exhibit 13(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-23417 filed on March 2, 2022

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Balanced Fund, LLC

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Balanced Fund, LLC

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	March 5, 2025